Investments in associates - Condensed statement of financial position and comprehensive income information of associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	₩ 675,884,281	₩ 648,152,185
Liabilities	624,753,859	598,613,763
Profit (loss)	4,732,163	4,112,628	₩ 3,498,076
Other comprehensive income	(2,598,032)	(617,789)	(173,844)
Total comprehensive income	2,134,131	3,494,839	₩ 3,324,232
BNP Paribas Cardif Life Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2,528,558	3,268,153
Liabilities	2,327,352	2,974,519
Operating revenue	47,631	48,207
Profit (loss)	(11,901)	(4,499)
Other comprehensive income	(80,527)	(39,454)
Total comprehensive income	(92,428)	(43,953)
Songrim Partners
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		1,003
Liabilities		1,065
Operating revenue		548
Profit (loss)		0
Other comprehensive income		0
Total comprehensive income		0
Partners 4th Growth Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	54,661	60,073
Liabilities	496	7,939
Operating revenue	14,432	52,019
Profit (loss)	27,663	50,100
Other comprehensive income	(18,774)	18,774
Total comprehensive income	8,889	68,874
KTB Newlake Global Healthcare PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,000	30,969
Liabilities	55	161
Operating revenue	3,091	552
Profit (loss)	2,996	27
Other comprehensive income	0	0
Total comprehensive income	2,996	27
Shinhan-Neoplux Energy Newbiz Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	66,792	66,213
Liabilities	978	1,002
Operating revenue	3,371	20,575
Profit (loss)	21,618	18,016
Other comprehensive income	0	0
Total comprehensive income	21,618	18,016
Shinhan-Albatross Tech Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,870	20,677
Liabilities	363	464
Operating revenue	1,469	12,058
Profit (loss)	10,429	10,912
Other comprehensive income	(383)	0
Total comprehensive income	10,046	10,912
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,718
Liabilities	2
Operating revenue	14,888
Profit (loss)	14,888
Other comprehensive income	0
Total comprehensive income	14,888
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,569
Liabilities	6
Operating revenue	1,267
Profit (loss)	1,265
Other comprehensive income	0
Total comprehensive income	1,265
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,440	35,919
Liabilities	20	23
Operating revenue	3,963	5,393
Profit (loss)	1,691	1,138
Other comprehensive income	0	0
Total comprehensive income	1,691	1,138
Shinhan-Midas Donga Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,863	7,902
Liabilities	0	0
Operating revenue	3,749	72
Profit (loss)	3,011	(602)
Other comprehensive income	0	0
Total comprehensive income	3,011	(602)
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,660	17,960
Liabilities	269	352
Operating revenue	1,056	27,318
Profit (loss)	784	8,906
Other comprehensive income	0	0
Total comprehensive income	784	8,906
Shinhan Praxis K-Growth Global Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,086	41,193
Liabilities	4	60
Operating revenue	32,477	1,217
Profit (loss)	31,394	669
Other comprehensive income	0	0
Total comprehensive income	31,394	669
Kiwoom Milestone Professional Private Real Estate Trust 19
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	46,585	49,101
Liabilities	38,663	38,596
Operating revenue	2,605	2,505
Profit (loss)	(2,584)	(9,199)
Other comprehensive income	0	0
Total comprehensive income	(2,584)	(9,199)
AIP EUROGREEN Private Real Estate Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		219,110
Liabilities		79,534
Operating revenue		52,789
Profit (loss)		47,070
Other comprehensive income		0
Total comprehensive income		47,070
Shinhan Global Healthcare Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	40	43
Liabilities	4,558	3,507
Operating revenue	0	0
Profit (loss)	(1,406)	(1,414)
Other comprehensive income	0	0
Total comprehensive income	(1,406)	(1,414)
KB NA Hickory Private Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	91,617	91,752
Liabilities	45	84
Operating revenue	17,394	15,540
Profit (loss)	8,543	4,502
Other comprehensive income	0	0
Total comprehensive income	8,543	4,502
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	45,492	46,169
Liabilities	1,798	1,894
Operating revenue	7,431	7,743
Profit (loss)	574	4,719
Other comprehensive income	0	0
Total comprehensive income	574	4,719
BNP Paribas Cardif General Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		140,179
Liabilities		78,748
Operating revenue		61,951
Profit (loss)		(6,872)
Other comprehensive income		(28)
Total comprehensive income		(6,900)
Hermes Private Investment Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,078	33,545
Liabilities	7	8
Operating revenue	0	23,536
Profit (loss)	(14,465)	23,486
Other comprehensive income	0	0
Total comprehensive income	(14,465)	23,486
Shinhan-Nvestor Liquidity Solution Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,085	21,420
Liabilities	249	0
Operating revenue	2,297	2,169
Profit (loss)	1,607	2,064
Other comprehensive income	0	0
Total comprehensive income	1,607	2,064
Shinhan AIM FoF Fund 1a
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	40,471	36,651
Liabilities	27	28
Operating revenue	16,497	4,527
Profit (loss)	3,617	(1,466)
Other comprehensive income	0	0
Total comprehensive income	3,617	(1,466)
IGIS Global Credit Fund 150-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,779	21,625
Liabilities	14	16
Operating revenue	5,436	3,138
Profit (loss)	2,223	1,763
Other comprehensive income	0	0
Total comprehensive income	2,223	1,763
Partner One Value up I Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,496	28,273
Liabilities	68	0
Operating revenue	1,281	304
Profit (loss)	(9,798)	10,910
Other comprehensive income	0	0
Total comprehensive income	(9,798)	10,910
Genesis No.1 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	262,825	243,534
Liabilities	2	0
Operating revenue	19,226	0
Profit (loss)	17,898	(109,494)
Other comprehensive income	0	0
Total comprehensive income	17,898	(109,494)
Korea Omega Project Fund III
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,610	18,234
Liabilities	0	0
Operating revenue	0	3,154
Profit (loss)	(2,624)	3,093
Other comprehensive income	0	0
Total comprehensive income	(2,624)	3,093
Soo Delivery Platform Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		19,578
Liabilities		0
Operating revenue		6,243
Profit (loss)		6,018
Other comprehensive income		0
Total comprehensive income		6,018
Genesis North America Power Company No.1 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,898	34,626
Liabilities	138	316
Operating revenue	20,864	11,654
Profit (loss)	20,155	4,951
Other comprehensive income	0	0
Total comprehensive income	20,155	4,951
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		178,427
Liabilities		358
Operating revenue		28,997
Profit (loss)		27,719
Other comprehensive income		0
Total comprehensive income		27,719
Korea Finance Security
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		35,044
Liabilities		14,966
Operating revenue		63,693
Profit (loss)		(412)
Other comprehensive income		0
Total comprehensive income		(412)
MIEL CO.,LTD
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	422	491
Liabilities	565	632
Operating revenue	36	36
Profit (loss)	(1)	(56)
Other comprehensive income	0	0
Total comprehensive income	(1)	(56)
AIP Transportation Specialized Privately Placed Fund Trust #1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	125,545	104,512
Liabilities	86	7,415
Operating revenue	7,398	16,239
Profit (loss)	(3,978)	3,773
Other comprehensive income	0	0
Total comprehensive income	(3,978)	3,773
E&Healthcare Investment Fund No.6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2,839	32,615
Liabilities	0	0
Operating revenue	3,243	17,133
Profit (loss)	(14,623)	(23,116)
Other comprehensive income	0	0
Total comprehensive income	(14,623)	(23,116)
One Shinhan Global Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,575	15,799
Liabilities	80	41
Operating revenue	0	8,276
Profit (loss)	(6,263)	(1,280)
Other comprehensive income	0	0
Total comprehensive income	(6,263)	(1,280)
Kiwoom-Shinhan Innovation Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,130	23,613
Liabilities	249	151
Operating revenue	1,545	4,803
Profit (loss)	(1,581)	1,823
Other comprehensive income	0	0
Total comprehensive income	(1,581)	1,823
Daishin-K&T New Technology Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		25,637
Liabilities		66
Operating revenue		8,639
Profit (loss)		3,171
Other comprehensive income		0
Total comprehensive income		3,171
Midas Asset Global CRE Debt Private Fund No.6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	139,200	117,396
Liabilities	662	49
Operating revenue	10,515	2,817
Profit (loss)	6,925	1,451
Other comprehensive income	0	0
Total comprehensive income	6,925	1,451
Samchully Midstream Private Placement Special Asset Fund 5-4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	71,399	65,966
Liabilities	47	35
Operating revenue	16,238	11,141
Profit (loss)	(4,512)	(4,113)
Other comprehensive income	0	0
Total comprehensive income	(4,512)	(4,113)
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	122,479	126,043
Liabilities	23	23
Operating revenue	4,534	6,544
Profit (loss)	1,007	6,048
Other comprehensive income	0	0
Total comprehensive income	1,007	6,048
NH-Amundi Global Infrastructure Trust 14
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	69,933	61,005
Liabilities	14	1
Operating revenue	14,823	4,134
Profit (loss)	3,201	4
Other comprehensive income	0	0
Total comprehensive income	3,201	4
Jarvis Memorial Private Investment Trust 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,887	10,214
Liabilities	4	4
Operating revenue	384	39
Profit (loss)	380	35
Other comprehensive income	0	0
Total comprehensive income	380	35
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	55,618	55,273
Liabilities	20	19
Operating revenue	15,784	6,500
Profit (loss)	379	23
Other comprehensive income	0	0
Total comprehensive income	379	23
Milestone Private Real Estate Fund 3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	59,697	57,956
Liabilities	212	114
Operating revenue	1,865	1,880
Profit (loss)	(4,045)	1,522
Other comprehensive income	0	0
Total comprehensive income	(4,045)	1,522
Nomura-Rifa Private Real Estate Investment Trust 31
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		97,211
Liabilities		72,103
Operating revenue		7,364
Profit (loss)		639
Other comprehensive income		0
Total comprehensive income		639
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,967	48,157
Liabilities	6	33
Operating revenue	2,226	2,106
Profit (loss)	(9,585)	1,991
Other comprehensive income	0	0
Total comprehensive income	(9,585)	1,991
Cape IT Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		30,651
Liabilities		52
Operating revenue		2,100
Profit (loss)		(11)
Other comprehensive income		0
Total comprehensive income		(11)
FuturePlay-Shinhan TechInnovation Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,832	14,297
Liabilities	0	0
Operating revenue	2	3
Profit (loss)	(465)	(342)
Other comprehensive income	0	0
Total comprehensive income	(465)	(342)
Stonebridge Corporate 1st Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,211	6,718
Liabilities	0	0
Operating revenue	1,575	1
Profit (loss)	1,493	(622)
Other comprehensive income	0	0
Total comprehensive income	1,493	(622)
Vogo Realty Partners Private Real Estate Fund V
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	50,529	49,842
Liabilities	83	82
Operating revenue	3,851	2,110
Profit (loss)	3,637	(2,066)
Other comprehensive income	0	0
Total comprehensive income	3,637	(2,066)
Korea Credit Bureau
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	144,765	129,478
Liabilities	88,766	43,981
Operating revenue	141,445	121,982
Profit (loss)	(29,498)	8,988
Other comprehensive income	0	0
Total comprehensive income	(29,498)	8,988
Goduck Gangil1 PFV Co., Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	212,608	301,513
Liabilities	206,893	317,276
Operating revenue	187,295	88,085
Profit (loss)	21,478	(1,835)
Other comprehensive income	0	0
Total comprehensive income	21,478	(1,835)
SBC PFV Co., Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	424,242	334,262
Liabilities	290,391	175,976
Operating revenue	0	0
Profit (loss)	(4,471)	(4,462)
Other comprehensive income	0	0
Total comprehensive income	(4,471)	(4,462)
NH-amundi global infra private fund 16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	112,489	297,837
Liabilities	66	193,821
Operating revenue	32,982	25,560
Profit (loss)	22,026	14,770
Other comprehensive income	0	0
Total comprehensive income	22,026	14,770
IMM Global Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	451,407	362,514
Liabilities	4,821	3,099
Operating revenue	25,234	50,060
Profit (loss)	(48,679)	24,933
Other comprehensive income	0	0
Total comprehensive income	(48,679)	24,933
HANA Alternative Estate Professional Private122
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		39,878
Liabilities		38
Operating revenue		2,608
Profit (loss)		1,160
Other comprehensive income		0
Total comprehensive income		1,160
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		268,037
Liabilities		167,939
Operating revenue		3,231
Profit (loss)		415
Other comprehensive income		0
Total comprehensive income		415
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	362,896	389,240
Liabilities	66	0
Operating revenue	10,788	14,978
Profit (loss)	(18,077)	14,978
Other comprehensive income	0	0
Total comprehensive income	(18,077)	14,978
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	43,941	54,914
Liabilities	552	756
Operating revenue	25,185	23,920
Profit (loss)	2,665	2,948
Other comprehensive income	0	0
Total comprehensive income	2,665	2,948
BRAIN DO PROFESSIONALE PRIVATE No. 27
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		3,351
Liabilities		0
Operating revenue		2,002
Profit (loss)		2,002
Other comprehensive income		0
Total comprehensive income		2,002
Sparklabs-Shinhan Opportunity Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,356	9,372
Liabilities	0	0
Operating revenue	1,951	0
Profit (loss)	1,652	(388)
Other comprehensive income	0	0
Total comprehensive income	1,652	(388)
BNW Tech-Innovation Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,303	20,215
Liabilities	763	513
Operating revenue	92	95
Profit (loss)	(161)	(204)
Other comprehensive income	0	0
Total comprehensive income	(161)	(204)
IGIS Real-estate Private Investment Trust No.33
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	89,582	87,790
Liabilities	53,964	53,808
Operating revenue	5,202	1,123
Profit (loss)	3,387	440
Other comprehensive income	0	0
Total comprehensive income	3,387	440
WWG Global Real Estate Investment Trust no.4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	34,970	36,030
Liabilities	11	11
Operating revenue	4,402	2,538
Profit (loss)	1,169	293
Other comprehensive income	0	0
Total comprehensive income	1,169	293
Fidelis Global Private Real Estate Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,217	25,271
Liabilities	32	6
Operating revenue	0	1,575
Profit (loss)	(821)	1,532
Other comprehensive income	0	0
Total comprehensive income	(821)	1,532
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	169,704	172,398
Liabilities	969	909
Operating revenue	17,932	23,567
Profit (loss)	13,514	21,983
Other comprehensive income	0	0
Total comprehensive income	13,514	21,983
Pebblestone CGV Private Real Estate Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		64,667
Liabilities		36,415
Operating revenue		7,147
Profit (loss)		2,350
Other comprehensive income		0
Total comprehensive income		2,350
Shinhan AIM Real Estate Fund No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	84,946	79,162
Liabilities	806	1,580
Operating revenue	10,262	9,672
Profit (loss)	(4,595)	(3,666)
Other comprehensive income	0	0
Total comprehensive income	(4,595)	(3,666)
Shinhan AIM Real Estate Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	239,734	226,809
Liabilities	27,259	15,901
Operating revenue	15,006	20,209
Profit (loss)	11,925	8,467
Other comprehensive income	0	0
Total comprehensive income	11,925	8,467
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	148,236	149,702
Liabilities	75	75
Operating revenue	4,456	4,451
Profit (loss)	2,688	4,152
Other comprehensive income	0	0
Total comprehensive income	2,688	4,152
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust [Infra business]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	66,408	70,637
Liabilities	301	236
Operating revenue	655	0
Profit (loss)	(4,315)	(1,231)
Other comprehensive income	0	0
Total comprehensive income	(4,315)	(1,231)
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	34,479	26,429
Liabilities	42	33
Operating revenue	4,149	2,310
Profit (loss)	2,310	(2,105)
Other comprehensive income	0	0
Total comprehensive income	2,310	(2,105)
Korea Omega-Shinhan Project Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,043	14,488
Liabilities	0	0
Operating revenue	1,776	0
Profit (loss)	1,555	(1,373)
Other comprehensive income	0	0
Total comprehensive income	1,555	(1,373)
Samsung SRA Real Estate Professional Private 45
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	93,284	56,083
Liabilities	7,161	4,564
Operating revenue	5,721	3,833
Profit (loss)	(7,106)	(1,769)
Other comprehensive income	0	0
Total comprehensive income	(7,106)	(1,769)
IBK Global New Renewable Energy Special Asset Professional Private2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	115,311	114,645
Liabilities	41	4,633
Operating revenue	8,791	5,520
Profit (loss)	8,504	5,265
Other comprehensive income	0	0
Total comprehensive income	8,504	5,265
VS Cornerstone Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,098	8,281
Liabilities	0	0
Operating revenue	1	2
Profit (loss)	(131)	(132)
Other comprehensive income	0	0
Total comprehensive income	(131)	(132)
Aone Mezzanine Opportunity Professional Private
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,006	15,247
Liabilities	229	800
Operating revenue	992	1,409
Profit (loss)	729	(18)
Other comprehensive income	0	0
Total comprehensive income	729	(18)
NH-Amundi US Infrastructure Private Fund2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	123,363	104,374
Liabilities	72	61
Operating revenue	32,302	6,769
Profit (loss)	9,571	5,351
Other comprehensive income	0	0
Total comprehensive income	9,571	5,351
KB Distribution Private Real Estate1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		50,014
Liabilities		508
Operating revenue		2,335
Profit (loss)		2,289
Other comprehensive income		0
Total comprehensive income		2,289
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 [Loan-Derivative]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,202	43,540
Liabilities	99	155
Operating revenue	6,709	7,216
Profit (loss)	2,901	2,216
Other comprehensive income	0	0
Total comprehensive income	2,901	2,216
Kakao-Shinhan 1st TNYT Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	44,003	29,948
Liabilities	134	133
Operating revenue	14,778	8
Profit (loss)	14,054	(379)
Other comprehensive income	0	0
Total comprehensive income	14,054	(379)
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,058	57,965
Liabilities	39	3
Operating revenue	6,499	4,610
Profit (loss)	(1,494)	4,418
Other comprehensive income	0	0
Total comprehensive income	(1,494)	4,418
Pacific Private Placement Real Estate Fund No.40
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	145,569	46,898
Liabilities	98,572	0
Operating revenue	4,155	398
Profit (loss)	3,122	398
Other comprehensive income	0	0
Total comprehensive income	3,122	398
Mastern Private Real Estate Loan Fund No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,200	22,453
Liabilities	175	139
Operating revenue	919	549
Profit (loss)	759	410
Other comprehensive income	0	0
Total comprehensive income	759	410
LB Scotland Amazon Fulfillment Center Fund 29
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	42,291	44,614
Liabilities	39	37
Operating revenue	2,226	5,177
Profit (loss)	795	3,345
Other comprehensive income	0	0
Total comprehensive income	795	3,345
JR AMC Hungary Budapest Office Fund 16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,247	38,545
Liabilities	0	1,271
Operating revenue	3,493	0
Profit (loss)	3,493	0
Other comprehensive income	0	0
Total comprehensive income	3,493	0
Future-Creation Neoplux Venture Capital Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,109	22,488
Liabilities	3,949	3,919
Operating revenue	13,584	10,294
Profit (loss)	7,591	1,332
Other comprehensive income	0	0
Total comprehensive income	7,591	1,332
Gyeonggi-Neoplux Superman Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,739	36,815
Liabilities	623	620
Operating revenue	12,768	21,349
Profit (loss)	(5,587)	17,163
Other comprehensive income	0	0
Total comprehensive income	(5,587)	17,163
NewWave 6th Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	45,981	48,185
Liabilities	849	0
Operating revenue	2,167	4,009
Profit (loss)	(3,053)	2,434
Other comprehensive income	0	0
Total comprehensive income	(3,053)	2,434
Neoplux No.3 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	207,723	226,970
Liabilities	3,194	962
Operating revenue	10,686	38,467
Profit (loss)	(21,454)	21,233
Other comprehensive income	0	0
Total comprehensive income	(21,454)	21,233
PCC Amberstone Private Equity Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	89,577	105,169
Liabilities	2,892	0
Operating revenue	9,177	12,174
Profit (loss)	(10,097)	12,302
Other comprehensive income	0	0
Total comprehensive income	(10,097)	12,302
KIAMCO POWERLOAN TRUST 4TH
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	91,908	95,658
Liabilities	24	24
Operating revenue	5,024	3,282
Profit (loss)	1,117	3,188
Other comprehensive income	0	0
Total comprehensive income	1,117	3,188
Mastern Opportunity Seeking Real Estate Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	73,584	111,276
Liabilities	40	4,692
Operating revenue	13,201	11,332
Profit (loss)	(2,950)	11,274
Other comprehensive income	0	0
Total comprehensive income	(2,950)	11,274
AION ELFIS PROFESSIONAL PRIVATE 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,833	22,143
Liabilities	2	31
Operating revenue	395	4,212
Profit (loss)	(4,280)	1,219
Other comprehensive income	0	0
Total comprehensive income	(4,280)	1,219
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,257	15,062
Liabilities	22	374
Operating revenue	10,655	0
Profit (loss)	10,381	(312)
Other comprehensive income	0	0
Total comprehensive income	10,381	(312)
Neoplux Market-Frontier Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	71,633	58,273
Liabilities	904	954
Operating revenue	29,131	7,913
Profit (loss)	16,720	1,932
Other comprehensive income	0	0
Total comprehensive income	16,720	1,932
Synergy Green New Deal 1st New Technology Business Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	37,743	34,379
Liabilities	0	0
Operating revenue	4,283	977
Profit (loss)	3,883	(272)
Other comprehensive income	0	0
Total comprehensive income	3,883	(272)
KAIM Real-estate Private Investment Trust 20
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	3,089	13,125
Liabilities	0	0
Operating revenue	820	125
Profit (loss)	820	125
Other comprehensive income	0	0
Total comprehensive income	820	125
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,473	15,065
Liabilities	18	12
Operating revenue	5,271	0
Profit (loss)	2,438	0
Other comprehensive income	0	0
Total comprehensive income	2,438	0
CSQUARE SNIPER PROFESSIONAL PRIVATE 10
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		5,269
Liabilities		75
Operating revenue		425
Profit (loss)		195
Other comprehensive income		0
Total comprehensive income		195
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		60,740
Liabilities		59
Operating revenue		6,767
Profit (loss)		6,637
Other comprehensive income		2,339
Total comprehensive income		8,976
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		60,740
Liabilities		59
Operating revenue		6,767
Profit (loss)		6,637
Other comprehensive income		2,339
Total comprehensive income		8,976
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		134,667
Liabilities		94,282
Operating revenue		6
Profit (loss)		(8,090)
Other comprehensive income		0
Total comprehensive income		(8,090)
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	83,453	90,848
Liabilities	36	38
Operating revenue	3,580	3,650
Profit (loss)	1,158	2,767
Other comprehensive income	0	0
Total comprehensive income	1,158	2,767
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		30,434
Liabilities		59
Operating revenue		10,475
Profit (loss)		10,241
Other comprehensive income		0
Total comprehensive income		10,241
Kiwoom Hero No.4 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,731	20,478
Liabilities	26	29
Operating revenue	399	1
Profit (loss)	191	(1,908)
Other comprehensive income	(3,936)	0
Total comprehensive income	(3,745)	(1,908)
Vogo Canister Professional Trust Private Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	127,808	112,505
Liabilities	61	72
Operating revenue	22,709	16,029
Profit (loss)	8,743	4,949
Other comprehensive income	0	0
Total comprehensive income	8,743	4,949
Goduck Gangil10 PFV Co., Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	179,923	253,607
Liabilities	163,660	261,969
Operating revenue	210,961	0
Profit (loss)	24,625	(8,526)
Other comprehensive income	0	0
Total comprehensive income	24,625	(8,526)
Shinhan Healthcare Fund 2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		35
Liabilities		138
Operating revenue		340
Profit (loss)		(7,310)
Other comprehensive income		0
Total comprehensive income		(7,310)
ST-Bonanja Food tech
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,775	8,650
Liabilities	0	0
Operating revenue	202	3,666
Profit (loss)	(275)	3,519
Other comprehensive income	0	0
Total comprehensive income	(275)	3,519
EDNCENTRAL Co.,Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	114,856	94,405
Liabilities	138,293	96,892
Operating revenue	1,193	1,381
Profit (loss)	(9,338)	(5,093)
Other comprehensive income	0	0
Total comprehensive income	(9,338)	(5,093)
KTC-NP Growth Champ 2011-2 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	27,070	80,853
Liabilities	5,349	9,024
Operating revenue	463	20,479
Profit (loss)	(5,288)	20,472
Other comprehensive income	0	0
Total comprehensive income	(5,288)	20,472
Harvest Private Equity Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,387	15,877
Liabilities	157	97
Operating revenue	119	2,496
Profit (loss)	(831)	2,262
Other comprehensive income	0	0
Total comprehensive income	(831)	2,262
Daishin New Technology Investment Fund 5th
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,384	18,970
Liabilities	15	30
Operating revenue	227	6,903
Profit (loss)	107	6,778
Other comprehensive income	0	0
Total comprehensive income	107	6,778
Acurus Hyundai Investment Partners New Technology
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		17,642
Liabilities		42
Operating revenue		6,881
Profit (loss)		6,679
Other comprehensive income		0
Total comprehensive income		6,679
SHINHAN-NEO Core Industrial Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,037	11,439
Liabilities	124	0
Operating revenue	136	5
Profit (loss)	(486)	(499)
Other comprehensive income	0	0
Total comprehensive income	(486)	(499)
SIMONE Mezzanine Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,427	10,404
Liabilities	8	9
Operating revenue	120	345
Profit (loss)	(129)	253
Other comprehensive income	0	0
Total comprehensive income	(129)	253
Eum Private Equity Fund No.7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	43,679	37,495
Liabilities	6	0
Operating revenue	7,116	0
Profit (loss)	6,587	(573)
Other comprehensive income	0	0
Total comprehensive income	6,587	(573)
SW-S Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,919	22,191
Liabilities	0	0
Operating revenue	1,978	0
Profit (loss)	1,728	(909)
Other comprehensive income	0	0
Total comprehensive income	1,728	(909)
CL Buyout 1st PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	60,144	64,518
Liabilities	214	159
Operating revenue	1	1
Profit (loss)	(5,704)	(390)
Other comprehensive income	0	0
Total comprehensive income	(5,704)	(390)
Timefolio The Venture-V second
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,764	22,829
Liabilities	0	769
Operating revenue	0	3,361
Profit (loss)	(2,296)	2,941
Other comprehensive income	0	0
Total comprehensive income	(2,296)	2,941
Newlake Growth Capital Partners2 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	42,358	43,187
Liabilities	592	0
Operating revenue	0	290
Profit (loss)	(829)	(263)
Other comprehensive income	0	0
Total comprehensive income	(829)	(263)
Shinhan Smilegate Global PEF I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	28,792	23,469
Liabilities	0	0
Operating revenue	6,610	0
Profit (loss)	6,118	(281)
Other comprehensive income	0	0
Total comprehensive income	6,118	(281)
Fount Professional Investors Private Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		10,416
Liabilities		17
Operating revenue		411
Profit (loss)		394
Other comprehensive income		0
Total comprehensive income		394
Genesis Eco No.1 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	39,363	38,369
Liabilities	4	4
Operating revenue	657	308
Profit (loss)	1,400	(377)
Other comprehensive income	0	0
Total comprehensive income	1,400	(377)
SHINHAN-NEO Market-Frontier 2nd Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	81,123	58,138
Liabilities	513	513
Operating revenue	8,166	1,466
Profit (loss)	2,985	(2,375)
Other comprehensive income	0	0
Total comprehensive income	2,985	(2,375)
NH-Synergy Core Industrial New Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,269	17,430
Liabilities	0	0
Operating revenue	0	0
Profit (loss)	100	(170)
Other comprehensive income	0	0
Total comprehensive income	100	(170)
J& Moorim Jade Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,837	22,265
Liabilities	1	6
Operating revenue	1,134	356
Profit (loss)	969	160
Other comprehensive income	0	0
Total comprehensive income	969	160
Ulmus SHC innovation investment fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,326	21,601
Liabilities	0	0
Operating revenue	1	956
Profit (loss)	(1,275)	801
Other comprehensive income	0	0
Total comprehensive income	(1,275)	801
Mirae Asset Partners X Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,850	22,035
Liabilities	33	33
Operating revenue	2	1
Profit (loss)	(185)	(398)
Other comprehensive income	0	0
Total comprehensive income	(185)	(398)
T Core Industrial Technology 1st Venture PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,405	14,418
Liabilities	12	5
Operating revenue	208	197
Profit (loss)	(20)	113
Other comprehensive income	0	0
Total comprehensive income	(20)	113
Curious Finale Corporate Recovery Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,986	13,346
Liabilities	61	61
Operating revenue	946	1,275
Profit (loss)	522	1,126
Other comprehensive income	0	0
Total comprehensive income	522	1,126
TI First Property Private Investment Trust 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,817	7,654
Liabilities	0	17
Operating revenue	432	156
Profit (loss)	432	139
Other comprehensive income	0	0
Total comprehensive income	432	139
MPLUS Professional Private Real Estate Fund 25
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,395	8,186
Liabilities	2,242	290
Operating revenue	686	451
Profit (loss)	686	396
Other comprehensive income	0	0
Total comprehensive income	686	396
IBKC Global Contents Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,739	20,265
Liabilities	78	0
Operating revenue	0	0
Profit (loss)	(1,603)	(235)
Other comprehensive income	0	0
Total comprehensive income	(1,603)	(235)
Nautic Smart No.6 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	3,212	10,565
Liabilities	91	32
Operating revenue	2,718	50
Profit (loss)	2,531	(68)
Other comprehensive income	0	0
Total comprehensive income	2,531	(68)
Premier Luminous Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,763	25,170
Liabilities	63	3
Operating revenue	10,762	0
Profit (loss)	10,534	(375)
Other comprehensive income	0	0
Total comprehensive income	10,534	(375)
Hanyang-Meritz 1 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,348	15,423
Liabilities	0	0
Operating revenue	41	0
Profit (loss)	(74)	(77)
Other comprehensive income	0	0
Total comprehensive income	(74)	(77)
KNT 2ND PRIVATE EQUITY FUND
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,182	19,133
Liabilities	5	9
Operating revenue	6,186	5,402
Profit (loss)	5,983	5,324
Other comprehensive income	0	0
Total comprehensive income	5,983	5,324
Maple Mobility Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	83,540	43,024
Liabilities	1	1
Operating revenue	40,442	0
Profit (loss)	40,066	(2,930)
Other comprehensive income	0	0
Total comprehensive income	40,066	(2,930)
AVES 1st Corporate Recovery Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,641	6,215
Liabilities	3	0
Operating revenue	431	0
Profit (loss)	422	(85)
Other comprehensive income	0	0
Total comprehensive income	422	(85)
JS Shinhan Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	128,728	130,967
Liabilities	1	1
Operating revenue	12	7
Profit (loss)	(2,098)	(1,036)
Other comprehensive income	0	0
Total comprehensive income	(2,098)	(1,036)
Daishin Newgen New Technology Investment Fund 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,298	24,050
Liabilities	25	2
Operating revenue	184	1
Profit (loss)	38	8,238
Other comprehensive income	(8,314)	0
Total comprehensive income	(8,276)	8,238
META ESG Private Equity Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,380	21,722
Liabilities	0	0
Operating revenue	2	1
Profit (loss)	(341)	(178)
Other comprehensive income	0	0
Total comprehensive income	(341)	(178)
SWFV FUND-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,678	24,055
Liabilities	0	90
Operating revenue	0	0
Profit (loss)	(1,287)	(135)
Other comprehensive income	0	0
Total comprehensive income	(1,287)	(135)
PHAROS DK FUND
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,918	16,349
Liabilities	32	60
Operating revenue	0	0
Profit (loss)	(403)	(210)
Other comprehensive income	0	0
Total comprehensive income	(403)	(210)
Shinhan VC tomorrow venture fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	68,808	22,603
Liabilities	850	0
Operating revenue	2,775	23
Profit (loss)	(645)	(397)
Other comprehensive income	0	0
Total comprehensive income	(645)	(397)
Highland 2021-8 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,924	15,000
Liabilities	154	2
Operating revenue	0	0
Profit (loss)	(228)	(2)
Other comprehensive income	0	0
Total comprehensive income	(228)	(2)
Medicii 2021-3 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		39,217
Liabilities		15
Operating revenue		0
Profit (loss)		(98)
Other comprehensive income		0
Total comprehensive income		(98)
Tres-Yujin Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,010	20,000
Liabilities	3	11
Operating revenue	1,114	0
Profit (loss)	1,111	(11)
Other comprehensive income	0	0
Total comprehensive income	1,111	(11)
Shinhan-Time mezzanine blind Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,625	29,885
Liabilities	0	0
Operating revenue	42	0
Profit (loss)	(3,260)	(115)
Other comprehensive income	0	0
Total comprehensive income	(3,260)	(115)
Capstone REITs No.26
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,709	12,223
Liabilities	9,006	3,433
Operating revenue	0	0
Profit (loss)	(486)	0
Other comprehensive income	0	0
Total comprehensive income	(486)	0
JB Incheon-Bucheon REITS No.54
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,695	12,718
Liabilities	5	2
Operating revenue	2	0
Profit (loss)	(26)	(2)
Other comprehensive income	0	0
Total comprehensive income	(26)	(2)
Hankook Smart Real Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,085	13,146
Liabilities	105	120
Operating revenue	1,408	532
Profit (loss)	1,368	506
Other comprehensive income	0	0
Total comprehensive income	1,368	506
JB Hwaseong-Hadong REITs No.53
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,090	16,113
Liabilities	6	2
Operating revenue	2	0
Profit (loss)	(27)	(2)
Other comprehensive income	0	0
Total comprehensive income	(27)	(2)
KB Oaktree Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,822	9,552
Liabilities	8	77
Operating revenue	3,266	130
Profit (loss)	210	52
Other comprehensive income	0	0
Total comprehensive income	210	52
Daehan No.36 Office Asset Management Company
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	141,037	133,884
Liabilities	96,073	95,993
Operating revenue	5,231	1,000
Profit (loss)	2,047	111
Other comprehensive income	0	0
Total comprehensive income	2,047	111
Rhinos Premier Mezzanine Private Investment Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2,880	10,759
Liabilities	7	0
Operating revenue	1,137	19
Profit (loss)	1,073	17
Other comprehensive income	0	0
Total comprehensive income	1,073	17
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	192,904	66,959
Liabilities	53	12
Operating revenue	11,005	1,617
Profit (loss)	5,638	1,605
Other comprehensive income	0	0
Total comprehensive income	5,638	1,605
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	163,349	161,417
Liabilities	82	27
Operating revenue	5,679	467
Profit (loss)	5,076	440
Other comprehensive income	0	0
Total comprehensive income	5,076	440
SKS-Yozma Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,110	19,915
Liabilities	0	0
Operating revenue	2,505	1
Profit (loss)	2,196	(185)
Other comprehensive income	0	0
Total comprehensive income	2,196	₩ (185)
Associates KDBCMidas DongA Global Contents Fund [Member]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,412
Liabilities	19
Operating revenue	7,110
Profit (loss)	5,689
Other comprehensive income	0
Total comprehensive income	5,689
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	185,777
Liabilities	444
Operating revenue	0
Profit (loss)	(44,452)
Other comprehensive income	0
Total comprehensive income	(44,452)
RIFA Real estate private placement fund for normal investors No. 31
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	95,314
Liabilities	71,795
Operating revenue	13,708
Profit (loss)	108
Other comprehensive income	0
Total comprehensive income	108
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,446
Liabilities	6
Operating revenue	1,527
Profit (loss)	1,333
Other comprehensive income	0
Total comprehensive income	1,333
Shinhan Global Healthcare Fund 2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	32
Liabilities	192
Operating revenue	1
Profit (loss)	(75)
Other comprehensive income	0
Total comprehensive income	(75)
Helios-KDBC Digital Contents 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,518
Liabilities	87
Operating revenue	3,529
Profit (loss)	3,272
Other comprehensive income	0
Total comprehensive income	3,272
Kiwoom-Shinhan Innovation Fund 2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,475
Liabilities	176
Operating revenue	16
Profit (loss)	(947)
Other comprehensive income	0
Total comprehensive income	(947)
SJ ESG Innovative Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,689
Liabilities	0
Operating revenue	4,319
Profit (loss)	4,195
Other comprehensive income	0
Total comprehensive income	4,195
NH Kyobo AI Solution Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,601
Liabilities	0
Operating revenue	2,182
Profit (loss)	2,002
Other comprehensive income	0
Total comprehensive income	2,002
H-IOTA Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,933
Liabilities	149
Operating revenue	356
Profit (loss)	(64)
Other comprehensive income	0
Total comprehensive income	(64)
Stonebridge-Shinhan Unicorn Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	34,621
Liabilities	0
Operating revenue	3
Profit (loss)	(866)
Other comprehensive income	0
Total comprehensive income	(866)
IBKC-METIS Global Contents Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,513
Liabilities	0
Operating revenue	1
Profit (loss)	1,513
Other comprehensive income	0
Total comprehensive income	1,513
Keistone Unicorn Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,318
Liabilities	0
Operating revenue	0
Profit (loss)	(176)
Other comprehensive income	0
Total comprehensive income	(176)
KB Distribution Private Real Estate 3-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	71,093
Liabilities	24
Operating revenue	85
Profit (loss)	14
Other comprehensive income	0
Total comprehensive income	14
Pacific Private Investment Trust No.49-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	36,126
Liabilities	0
Operating revenue	0
Profit (loss)	(23)
Other comprehensive income	0
Total comprehensive income	(23)
KIWOOM Real estate private placement fund for normal investors No. 31
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,278
Liabilities	14
Operating revenue	435
Profit (loss)	260
Other comprehensive income	0
Total comprehensive income	260
RIFA Real estate private placement fund for normal investoes No. 51
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,343
Liabilities	28
Operating revenue	218
Profit (loss)	170
Other comprehensive income	0
Total comprehensive income	170
Fivetree general private equity fund No.15
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,606
Liabilities	33
Operating revenue	2,003
Profit (loss)	1,920
Other comprehensive income	0
Total comprehensive income	1,920
Shinhan-Kunicorn first Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,658
Liabilities	0
Operating revenue	10
Profit (loss)	(442)
Other comprehensive income	0
Total comprehensive income	(442)
Harvest Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,577
Liabilities	89
Operating revenue	6,855
Profit (loss)	6,388
Other comprehensive income	0
Total comprehensive income	6,388
Shinhan Simone Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,468
Liabilities	0
Operating revenue	24
Profit (loss)	(532)
Other comprehensive income	0
Total comprehensive income	(532)
Korea Investment develop seed Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,334
Liabilities	730
Operating revenue	1,806
Profit (loss)	1,702
Other comprehensive income	0
Total comprehensive income	1,702
Tiger Green alpah Trust No.29
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	28,200
Liabilities	54
Operating revenue	1,431
Profit (loss)	658
Other comprehensive income	0
Total comprehensive income	658
STIC ALT Global II Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	45,480
Liabilities	130
Operating revenue	2
Profit (loss)	(649)
Other comprehensive income	0
Total comprehensive income	(649)
NH-Brain EV Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	46,369
Liabilities	0
Operating revenue	2
Profit (loss)	(5,631)
Other comprehensive income	0
Total comprehensive income	(5,631)
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	42,665
Liabilities	43
Operating revenue	0
Profit (loss)	(1,466)
Other comprehensive income	0
Total comprehensive income	(1,466)
Find-Green New Deal 2nd Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,969
Liabilities	0
Operating revenue	26
Profit (loss)	(181)
Other comprehensive income	0
Total comprehensive income	(181)
ShinhanFitrin 1st Technology Business Investment Association
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	27,520
Liabilities	76
Operating revenue	1
Profit (loss)	(2,556)
Other comprehensive income	0
Total comprehensive income	(2,556)
PARATUS No.3 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,372
Liabilities	123
Operating revenue	0
Profit (loss)	(250)
Other comprehensive income	0
Total comprehensive income	(250)
Golden Route 2nd Startup Venture Specialized Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,272
Liabilities	58
Operating revenue	73
Profit (loss)	14
Other comprehensive income	0
Total comprehensive income	14
Koramco Private Real Estate Fund 143
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,006
Liabilities	6
Operating revenue	4
Profit (loss)	0
Other comprehensive income	0
Total comprehensive income	0
Korea Investment Top Mezzanine Private Real Esate Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	45,126
Liabilities	649
Operating revenue	4,554
Profit (loss)	4,499
Other comprehensive income	0
Total comprehensive income	4,499
LB YoungNam Logistics Private Trust No.40
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	39,001
Liabilities	9
Operating revenue	191
Profit (loss)	169
Other comprehensive income	0
Total comprehensive income	169
Shinhan-Cognitive Start-up Fund L.P.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,744
Liabilities	386
Operating revenue	899
Profit (loss)	384
Other comprehensive income	0
Total comprehensive income	384
IGEN2022 No.1 private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	32,483
Liabilities	122
Operating revenue	3,166
Profit (loss)	2,737
Other comprehensive income	0
Total comprehensive income	2,737
Cornerstone J&M Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,355
Liabilities	2
Operating revenue	1
Profit (loss)	(147)
Other comprehensive income	0
Total comprehensive income	(147)
Logisvalley Shinhan REIT Co.,Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	79,248
Liabilities	55,619
Operating revenue	1,000
Profit (loss)	(296)
Other comprehensive income	0
Total comprehensive income	(296)
KDB Investment Global Healthcare Private Equity Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	143,070
Liabilities	276
Operating revenue	0
Profit (loss)	(2,206)
Other comprehensive income	0
Total comprehensive income	(2,206)
Korea Investment Green Newdeal Infra Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,438
Liabilities	7
Operating revenue	0
Profit (loss)	(70)
Other comprehensive income	0
Total comprehensive income	(70)
BTS 2nd Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,018
Liabilities	513
Operating revenue	1
Profit (loss)	(625)
Other comprehensive income	0
Total comprehensive income	(625)
Shinhan Global Active REIT Co.Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	192,742
Liabilities	98,372
Operating revenue	0
Profit (loss)	(1,703)
Other comprehensive income	0
Total comprehensive income	(1,703)
NH-J&-IBKC Label Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,481
Liabilities	4
Operating revenue	2
Profit (loss)	(123)
Other comprehensive income	0
Total comprehensive income	(123)
IMM Global Venture Opportunity, LP
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,775
Liabilities	0
Operating revenue	0
Profit (loss)	0
Other comprehensive income	0
Total comprehensive income	0
Capstone Develop Frontier Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	32,000
Liabilities	0
Operating revenue	0
Profit (loss)	0
Other comprehensive income	0
Total comprehensive income	0
Nextrade Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	141,561
Liabilities	140
Operating revenue	0
Profit (loss)	(2,323)
Other comprehensive income	0
Total comprehensive income	(2,323)
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,865
Liabilities	0
Operating revenue	4
Profit (loss)	4
Other comprehensive income	0
Total comprehensive income	4
Eventus-IBKC LIB Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	27,617
Liabilities	27
Operating revenue	6
Profit (loss)	(4,409)
Other comprehensive income	0
Total comprehensive income	(4,409)
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,196
Liabilities	2
Operating revenue	72
Profit (loss)	49
Other comprehensive income	0
Total comprehensive income	49
NH-Daishin-Kyobo healthcare 1 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,792
Liabilities	0
Operating revenue	17
Profit (loss)	(208)
Other comprehensive income	0
Total comprehensive income	(208)
IBKC-Behigh Fund 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,992
Liabilities	0
Operating revenue	1
Profit (loss)	(108)
Other comprehensive income	0
Total comprehensive income	(108)
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,569
Liabilities	150
Operating revenue	1
Profit (loss)	(181)
Other comprehensive income	0
Total comprehensive income	(181)
ON No.1 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,767
Liabilities	0
Operating revenue	0
Profit (loss)	(2,233)
Other comprehensive income	0
Total comprehensive income	(2,233)
Digital New Deal Kappa Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,569
Liabilities	149
Operating revenue	1
Profit (loss)	(180)
Other comprehensive income	0
Total comprehensive income	₩ (180)